Restatement of Prior Period Financial Statements	9 Months Ended
Sep. 30, 2025
Restatement of Prior Period Financial Statements [Abstract]
Restatement of Prior Period Financial Statements

Note 4 - Restatement and Reclassification of Prior Period Financial Statements

Based on an analysis of FASB ASC, ASC 250-Accounting Changes and Error Corrections, Staff Accounting Bulletin 99, Materiality, and Staff Accounting Bulletin 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company determined these errors were material to the previously issued interim financial statements and as such a restatement was necessary.

For the three and nine months ended September 30, 2024, the Company revised its expense presentation by reallocating certain amounts previously reported under cost of goods sold to general and administrative, research and development, and sales and marketing expenses to better reflect the nature of the underlying costs. In addition, certain expenses were reclassified among these operating expense categories. These revisions had no effect on total revenue, loss from operations, net loss, or shareholders’ equity (deficit) for any period presented. The impact of these reclassifications and restatements on the Company’s condensed consolidated statements of operations for the three and nine months ended September 30, 2024, is shown below:

	For the three months ended September 30, 2024
	As previously reported	Reclassification	Restatement	As adjusted
Revenue	$81,636	$-	-	$81,636
Cost of goods sold	145,201	-	(137,204)	7,997
Gross profit	$(63,565)	$-	$137,204	$73,639
Operating expenses:
General and administrative expenses	1,039,092	(532,305)	99	506,886
Research and development expenses	157,741	-	28,937	186,678
Sales and marketing	633,570	(103,154)	108,168	638,584
Acquisition and integration	-	635,459	-	635,459
Depreciation and amortization	-	-	-	-
Total operating expenses	1,830,403	-	137,204	1,967,607
Loss from operations	$(1,893,968)	$-	$-	$(1,893,968)

	For the nine months ended September 30, 2024
	As previously reported	Reclassification	Restatement	As adjusted
Revenue	$183,631	$-	$-	$183,631
Cost of goods sold	155,210	-	(137,204)	18,006
Gross profit	$28,421	$-	$137,204	$165,625
Operating expenses:
General and administrative expenses	2,462,469	(1,398,008)	99	1,064,461
Research and development expenses	431,054	-	28,937	459,991
Sales and marketing	1,758,156	(103,154)	108,168	1,763,170
Acquisition and integration	-	1,501,261	-	1,501,261
Depreciation and amortization	-	-	-	-
Total operating expenses	4,651,679	-	137,204	4,788,883
Loss from operations	$(4,623,258)	$-	$-	$(4,623,258)

Out of Period Adjustment

During the three months ended September 30, 2025, the Company identified an error in its previously issued financial statements that was corrected through an out of period adjustment in the condensed financial statements as of and for the three and nine months ended September 30, 2025.  The error related to non-redemption compensation incurred during the three months ended June 30, 2025 that was not recorded in that quarter.  As a result, the Company recorded an out of period adjustment in the amount of approximately $561,000 in the quarter ended September 30, 2025. The Company assessed this out of period adjustment both quantitatively and qualitatively and concluded the error was immaterial.